Offerings	Feb. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share. Reserved for future issuance under The Simply Good Foods Company Incentive Plan
Amount Registered | shares	6,355,505
Proposed Maximum Offering Price per Unit	17.57
Maximum Aggregate Offering Price	$ 111,666,222.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,421.11
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock of The Simply Good Foods Company (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. 1b. Represents 3,716,822 shares of the Registrant's common stock that are authorized for issuance in respect of awards under the Registrant's Incentive Plan and 2,638,683 Returning Shares (as defined in the Registration Statement). 1c. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, as applicable, solely for the purpose of calculating the registration fee. In respect of the shares reserved for issuance under the Registrant's Incentive Plan, the proposed maximum offering price per share of $17.57 was computed by averaging the high and low prices of a share of the Registrant's common stock reported on NASDAQ on February 3, 2026, a date within five business days prior to the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share. Reserved for future issuance under the CEO Stock Option Inducement Award
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	20.93
Maximum Aggregate Offering Price	$ 41,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,780.87
Offering Note	2a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock of The Simply Good Foods Company (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. 2b. Represents 2,000,000 shares of the Registrant's common stock underlying the CEO Stock Option Inducement Award. 2c. In respect of the shares underlying the CEO Stock Option Inducement Award, the maximum offering price per share equal the exercise price of the stock option in accordance with Rule 457(h) of the Securities Act.